Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative financial instruments
Total derivatives
	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
As at 31 December 2018
Total derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)
Total derivative assets/(liabilities) held for risk management	116,441	161	(65)
Derivative assets/(liabilities)	44,037,099	222,683	(219,592)

As at 31 December 2017
Total derivative assets/(liabilities) held for trading	35,747,945	237,741	(237,242)
Total derivative assets/(liabilities) held for risk management	175,785	246	(1,103)
Derivative assets/(liabilities)	35,923,730	237,987	(238,345)

Derivatives held for trading

The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
As at 31 December 2018
Foreign exchange derivatives
Forward foreign exchange	3,465,171	32,584	(33,055)
Currency swaps	1,182,800	27,139	(25,972)
OTC options bought and sold	552,853	4,259	(4,805)
OTC derivatives	5,200,824	63,982	(63,832)
Foreign exchange derivatives cleared by central counterparty	72,526	163	(233)
Exchange traded futures and options – bought and sold	23,585	7	(7)
Foreign exchange derivatives	5,296,935	64,152	(64,072)
Interest rate derivatives
Interest rate swaps	7,343,450	102,869	(96,400)
Forward rate agreements	342,883	171	(306)
OTC options bought and sold	2,292,525	20,922	(22,589)
OTC derivatives	9,978,858	123,962	(119,295)
Interest rate derivatives cleared by central counterparty	15,794,162	974	(1,014)
Exchange traded futures and options – bought and sold	11,087,714	356	(323)
Interest rate derivatives	36,860,734	125,292	(120,632)
Credit derivatives
OTC swaps	386,508	6,575	(5,239)
Credit derivatives cleared by central counterparty	372,567	4,180	(4,280)
Credit derivatives	759,075	10,755	(9,519)
Equity and stock index derivatives
OTC options bought and sold	57,840	4,542	(7,719)
Equity swaps and forwards	132,656	5,169	(4,111)
OTC derivatives	190,496	9,711	(11,830)
Exchange traded futures and options – bought and sold	692,435	11,171	(12,066)
Equity and stock index derivatives	882,931	20,882	(23,896)
Commodity derivatives
OTC options bought and sold	1,648	26	(34)
Commodity swaps and forwards	8,108	495	(374)
OTC derivatives	9,756	521	(408)
Exchange traded futures and options – bought and sold	111,227	920	(1,000)
Commodity derivatives	120,983	1,441	(1,408)
Derivatives with subsidiaries	-	-	-
Derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)

Total OTC derivatives held for trading	15,766,442	204,751	(200,604)
Total derivatives cleared by central counterparty held for trading	16,239,255	5,317	(5,527)
Total exchange traded derivatives held for trading	11,914,961	12,454	(13,396)
Derivative assets/(liabilities) held for trading	43,920,658	222,522	(219,527)

Derivatives held for trading	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
As at 31 December 2017
Foreign exchange derivatives
Forward foreign exchange	3,131,184	26,534	(26,177)
Currency swaps	1,103,555	23,799	(22,003)
OTC options bought and sold	506,156	4,056	(4,665)
OTC derivatives	4,740,895	54,389	(52,845)
Foreign exchange derivatives cleared by central counterparty	59,618	607	(585)
Exchange traded futures and options – bought and sold	24,266	30	(30)
Foreign exchange derivatives	4,824,779	55,026	(53,460)
Interest rate derivatives
Interest rate swaps	5,680,651	121,479	(112,193)
Forward rate agreements	268,277	87	(88)
OTC options bought and sold	2,384,453	27,235	(29,635)
OTC derivatives	8,333,381	148,801	(141,916)
Interest rate derivatives cleared by central counterparty	13,271,435	3,675	(3,390)
Exchange traded futures and options – bought and sold	7,644,560	362	(358)
Interest rate derivatives	29,249,376	152,838	(145,664)
Credit derivatives
OTC swaps	411,900	7,789	(6,233)
Credit derivatives cleared by central counterparty	303,841	4,954	(5,319)
Credit derivatives	715,741	12,743	(11,552)
Equity and stock index derivatives
OTC options bought and sold	58,456	5,262	(9,591)
Equity swaps and forwards	103,283	2,235	(5,478)
OTC derivatives	161,739	7,497	(15,069)
Exchange traded futures and options– bought and sold	632,662	7,201	(9,050)
Equity and stock index derivatives	794,401	14,698	(24,119)
Commodity derivatives
OTC options bought and sold	4,465	32	(103)
Commodity swaps and forwards	12,755	662	(753)
OTC derivatives	17,220	694	(856)
Exchange traded futures and options – bought and sold	146,428	1,742	(1,591)
Commodity derivatives	163,648	2,436	(2,447)
Derivative assets/(liabilities) held for trading	35,747,945	237,741	(237,242)

Total OTC derivatives held for trading	13,665,135	219,170	(216,919)
Total derivatives cleared by central counterparty held for trading	13,634,894	9,236	(9,294)
Total exchange traded derivatives held for trading	8,447,916	9,335	(11,029)
Derivative assets/(liabilities) held for trading	35,747,945	237,741	(237,242)

Derivatives held for risk management

The fair values and notional amounts of derivative instruments held for risk management are set out in the following table:

Derivatives held for risk management	Barclays Bank Group
	Notional contract amount	Fair value
		Assets	Liabilities
	£m	£m	£m
As at 31 December 2018
Derivatives designated as cash flow hedges
Interest rate swaps	2,622	18	(7)
Interest rate derivatives cleared by central counterparty	45,995	-	-
Derivatives designated as cash flow hedges	48,617	18	(7)
Derivatives designated as fair value hedges
Interest rate swaps	2,598	143	(48)
Interest rate derivatives cleared by central counterparty	62,258	-	-
Derivatives designated as fair value hedges	64,856	143	(48)
Derivatives designated as hedges of net investments
Forward foreign exchange	2,968	-	(10)
Derivatives designated as hedges of net investment	2,968	-	(10)
Derivative assets/(liabilities) held for risk management	116,441	161	(65)

Total OTC derivatives held for risk management	8,188	161	(65)
Total derivatives cleared by central counterparty held for risk management	108,253	-	-
Derivative assets/(liabilities) held for risk management	116,441	161	(65)

As at 31 December 2017
Derivatives designated as cash flow hedges
Currency swaps	-	-	-
Interest rate swaps	1,808	88	(3)
Interest rate derivatives cleared by central counterparty	66,214	-	-
Derivatives designated as cash flow hedges	68,022	88	(3)
Derivatives designated as fair value hedges
Interest rate swaps	7,345	117	(1,090)
Forward foreign exchange	-	-	-
Interest rate derivatives cleared by central counterparty	97,436	-	-
Derivatives designated as fair value hedges	104,781	117	(1,090)
Derivatives designated as hedges of net investments
Forward foreign exchange	2,982	41	(10)
Derivatives designated as hedges of net investment	2,982	41	(10)
Derivatives with subsidiaries	-	-	-
Derivative assets/(liabilities) held for risk management	175,785	246	(1,103)

Total OTC derivatives held for risk management	12,135	246	(1,103)
Total derivatives cleared by central counterparty held for risk management	163,650	-	-
Derivative assets/(liabilities) held for risk management	175,785	246	(1,103)

Hedged forecast cash flows

The Barclays Bank Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2018
Barclays Bank Group
Forecast receivable cash flows	2,526	562	592	477	356	255	284

2017
Barclays Bank Group
Forecast receivable cash flows	2,272	370	470	497	424	293	218

Amounts recognised in net interest income
Amounts recognised in net interest income	Barclays Bank Group
	2018	2017
	£m	£m
Gains on the hedged items attributable to the hedged risk	231	519
Losses on the hedging instruments	(300)	(383)
Fair value ineffectiveness	(69)	136
Cash flow hedging ineffectiveness	(57)	(201)
Net investment hedging ineffectiveness	(1)	2

Hedging instruments which are carried on the Barclays Bank Group's balance sheet

The following table shows the hedging instruments which are carried on the Barclays Bank Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2018
Barclays Bank Group
Fair value	Interest rate risk	125	(44)	-	61,331	(329)
	Inflation risk	18	(4)	-	3,525	29
Cash flow	Interest rate risk	18	(7)	-	48,617	(248)
Net investment	Foreign exchange risk	-	(10)	(12,325)	15,300	(745)

The Expected notional values of current hedging instruments in future years

Amount, timing and uncertainty of future cash flows

The following table profiles the expected notional values of current hedging instruments in future years:
	2019	2020	2021	2022	2023	2024 and later
As at 31 December 2018	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of interest rate risk
Notional amount	61,791	54,711	42,856	34,892	29,058	23,830
Fair value hedges of inflation risk
Notional amount	3,107	1,998	1,754	1,331	1,159	986

For Barclays Bank Group, there are 975 fair value hedges of interest rate risk and 44 fair value hedges of inflation risk with an average fixed rate of 2.31% and 1% respectively across the relationships.

Hedged items hedge accounting relationships including the ineffectiveness recognised in the income statement
Hedged items in fair value hedge accounting relationships including the ineffectiveness recognised in the income statement
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement	Line item in the income statement used to recognise ineffectiveness
As at 31 December 2018	£m	£m	£m	£m	£m
Barclays Bank Group
Assets
Loans and advances classified as amortised cost
- Interest rate risk	924	63	54	(236)	(84)	Net interest income
- Inflation risk	512	312	-	2	(1)	Net interest income
Debt securities classified as FVOCI
- Interest rate risk	26,340	392	-	(75)	20	Net interest income
- Inflation risk	2,907	(21)	-	(50)	(18)	Net interest income
Liabilities
Debt securities in issue classified as amortised cost
- Interest rate risk	32,508	(295)	(317)	590	14	Net interest income

Impact on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations
Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations including the effect on the income statement and OCI
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedge reserve for continuing hedges	Balance in foreign currency reserve for continuing hedges	Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in OCI during the period	Hedge ineffectiveness recognised within the income statement	Line item in the statement of comprehensive income used to recognise ineffectiveness
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cash flow hedge of interest rate risk
Loans and advances classified as amortised cost	191	61	-	88	-	189	(57)	Net interest income
Hedge of net investment in foreign operation
USD foreign operations	719	-	1,646	-	-	719	-
EUR foreign operations	-	-	-	-	86	-	-
ZAR foreign operations	-	-	-	-	(1)	-	-
CHF foreign operations	4	-	-	-	53	4	-
HKD foreign operations	2	-	-	-	23	2	-
JPY foreign operations	14	-	-	-	77	14	-
MXN foreign operations	21	-	-	-	(14)	21	-
SEK foreign operations	(13)	-	-	-	13	(13)	-
SGD foreign operations	1	-	-	-	78	1	(1)	Net interest income
TWD foreign operations	-	-	-	-	2	-	-
BRL foreign operations	(4)	-	(3)	-	-	(4)	-
CNY foreign operations	-	-	-	-	2	-	-
INR foreign operations	-	-	-	-	6	-	-
Total	744	-	1,643	-	325	744	(1)

Impact on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations during the period:
	Amount recycled from OCI during the period due to hedged item affecting income statement	Amount recycled from OCI during the period due to hedged cash flow no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m
As at 31 December 2018
Barclays Bank Group
Cash flow hedge of interest rate risk
- Recycled to interest income	213
Hedge of net investment in foreign operation
- Recycled to other income		(41)